General and administration costs	12 Months Ended
Dec. 31, 2024
General and administration costs [Abstract]
General and administration costs
6.	General and administration costs

The significant components of general and administration costs are summarized below:

	2024	2023	2022
	A$’000	A$’000	A$’000
Professional fees	17,508	12,644	8,138
Acquisition transaction costs	8,177	-	-
U.S. listing costs	9,077	-	-
IT infrastructure, hosting and support	6,669	5,218	2,888
Travel, conferences and entertainment	6,413	5,184	2,514
Rent and insurance	4,250	3,411	2,097
Marketing and sponsorship	3,992	2,680	2,718

U.S. listing costs comprise legal, accounting and regulatory fees relating to the listing of American Depository Shares (ADS), representing the Company’s ordinary shares, on the Nasdaq Stock Market (Nasdaq).

Acquisition transaction costs comprise of legal and accounting fees incurred on ARTMS, ITG and RLS.